Initial Public Offering	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Rice Acquisition Corp [Member]
Initial Public Offering [Line Items]
Initial Public Offering

Note 4 — Initial Public Offering

On October 26, 2020, the Company consummated its Initial Public Offering of 23,725,000 Units, including 2,225,000 Over-Allotment Units that were issued pursuant to the underwriters’ partial exercise of their over-allotment option, at $10.00 per Unit, generating gross proceeds of approximately $237.3 million, and incurring offering costs of approximately $12.5 million, inclusive of $7.6 million in deferred underwriting commissions. Of the 23,725,000 Units sold, affiliates of the Sponsor and Atlas Point Fund had purchased 1,980,000 Units (the “Affiliated Units”) and 2,128,500 Units (the “Atlas Units”), respectively, at the Initial Public Offering price. The underwriters did not receive any underwriting discounts or commissions on the 1,980,000 Affiliated Units.

Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Rice’s Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

Note 3 — Initial Public Offering

On October 26, 2020, the Company consummated its Initial Public Offering of 23,725,000 Units, including 2,225,000 Over-Allotment Units that were issued pursuant to the underwriters’ partial exercise of their over-allotment option, at $10.00 per Unit, generating gross proceeds of approximately $237.3 million, and incurring offering costs of approximately $12.5 million, inclusive of $7.6 million in deferred underwriting commissions. Of the 23,725,000 Units sold, affiliates of the Sponsor and Atlas Point Fund had purchased 1,980,000 Units (the “Affiliated Units”) and 2,128,500 Units (the “Atlas Units”), respectively, at the Initial Public Offering price. The underwriters did not receive any underwriting discounts or commissions on the 1,980,000 Affiliated Units.

Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (each, a “Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Rice’s Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).